Prepayments and Other Receivables (Tables)	6 Months Ended
May 31, 2025
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consist of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Rental deposit	345,980	231,424	29,515
Prepayment of consulting fee	1,500,000	1,250,000	159,420
Others	364	365	47
Total	1,846,344	1,481,789	188,982